Segment information (Tables)	6 Months Ended
Dec. 31, 2022
Segment Information
Summary of reportable segments

The segment information for the reportable segments is as follows:

31 December 2022	EasyDNA	AffinityDNA	geneType/ Corporate	Total
	$	$	$	$
Segment revenue & other income
Revenue from contracts with customers	3,813,482	330,777	9,688	4,153,947
Other income	-	-	823,922	823,922
Finance income	-	-	79,747	79,747
Total segment revenue & other income	3,813,482	330,777	913,357	5,057,616
Segment expenses
Depreciation and amortisation	(15,211)	(10,521)	(304,455)	(330,187)
Finance costs	(1,317)	(1,432)	(13,123)	(15,872)
Raw materials and change in inventories	(1,965,338)	(155,686)	(26,661)	(2,147,685)
Commissions	(97,918)	(15,497)	-	(113,415)
Employee benefits expenses	(777,593)	(64,277)	(2,267,194)	(3,109,064)
Advertising and promotional expenses	(946,757)	(13,572)	(577,440)	(1,537,769)
Professional fees	(1,710)	-	(788,902)	(790,612)
Research and development expenses	-	-	(558,306)	(558,306)
Impairment reversal/(expenses)	-	-	(280,725)	(280,725)
Other expenses	(462,753)	(56,973)	(1,262,566)	(1,782,292)
Total segment expenses	(4,268,597)	(317,958)	(6,079,372)	(10,665,927)
Income tax credit	-	-	148,013	148,013
Profit/(Loss) for the period	(455,115)	12,819	(5,018,002)	(5,460,298)

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2022

2	Segment information (continued)

31 December 2021	EasyDNA	AffinityDNA	geneType/ Corporate	Total
	$	$	$	$
Segment revenue & other income
Revenue from contracts with customers	2,044,152	-	6,864	2,051,016
Other income	-	-	1,403,956	1,403,956
Finance income	-	-	15,040	15,040
Total segment revenue & other income	2,044,152	-	1,425,860	3,470,012
Segment expenses
Depreciation and amortisation	(5,637)	-	(275,667)	(281,304)
Finance costs	(723)	-	(3,520)	(4,243)
Raw materials and change in inventories	(1,106,624)	-	(22,255)	(1,128,879)
Commissions	(60,961)	-	-	(60,961)
Employee benefits expenses	(579,391)	-	(2,395,871)	(2,975,262)
Advertising and promotional expenses	(386,794)	-	(453,879)	(840,673)
Professional fees	(20,346)	-	(710,073)	(730,419)
Research and development expenses	-	-	(370,961)	(370,961)
Impairment reversal/(expenses)	-	-	302	302
Other expenses	(254,775)	-	(704,208)	(958,983)
Total segment expenses	(2,415,251)	-	(4,936,132)	(7,351,383)
Income tax expenses	-	-	-	-
Loss for the period	(371,099)	-	(3,510,272)	(3,881,371)